Prudential World Fund, Inc.

Dryden International Equity Fund

This submission is being made solely to obtain class identifiers for the following classes that were registered with the filing of Form N-14 on July 13, 2006:

1)                                      Class L

2)                                      Class M

3)                                      Class N

4)                                      Class X

5)                                      Class New X

The Accession Number for the filing was 0001104659-06-046853.